UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5360
                                                      --------

                       OPPENHEIMER MAIN STREET FUNDS, INC.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                     Date of reporting period: MAY 31, 2007
                                               ------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.6%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Chipotle Mexican Grill, Inc., Cl. B 1                 43,733   $      3,500,827
--------------------------------------------------------------------------------
McDonald's Corp.                                   1,257,800         63,581,790
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                    696,300         47,153,436
                                                               -----------------
                                                                    114,236,053
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
Amazon.com, Inc. 1                                   197,000         13,620,580
--------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                435,600         15,071,760
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Interactive,
Series A 1                                           809,300         19,609,339
                                                               -----------------
                                                                     48,301,679
--------------------------------------------------------------------------------
MEDIA--5.0%
CBS Corp., Cl. B                                   1,332,900         44,332,254
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                 1,724,500         66,220,800
--------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                        1,670,200         39,015,872
--------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1               664,400         30,602,264
--------------------------------------------------------------------------------
Gannett Co., Inc.                                    664,400         39,080,008
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1      227,011         25,629,542
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                            2,359,100         52,112,519
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                  439,600         46,289,880
--------------------------------------------------------------------------------
Time Warner, Inc.                                  3,241,000         69,260,170
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                              1,529,538         68,706,847
--------------------------------------------------------------------------------
Walt Disney Co. (The)                              3,715,800        131,687,952
                                                               -----------------
                                                                    612,938,108
--------------------------------------------------------------------------------
MULTILINE RETAIL--2.4%
Federated Department Stores, Inc.                  1,284,400         51,286,092
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                  482,000         38,791,360
--------------------------------------------------------------------------------
Kohl's Corp. 1                                       932,200         70,213,304
--------------------------------------------------------------------------------
Nordstrom, Inc.                                    1,113,200         57,808,476
--------------------------------------------------------------------------------
Sears Holdings Corp. 1                               205,700         37,030,114
--------------------------------------------------------------------------------
Target Corp.                                         690,400         43,101,672
                                                               -----------------
                                                                    298,231,018
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.4%
Best Buy Co., Inc.                                   792,800         38,284,312
--------------------------------------------------------------------------------
Gap, Inc. (The)                                       50,200            929,704
--------------------------------------------------------------------------------
Home Depot, Inc.                                   2,214,400         86,073,728
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                    449,700         14,759,154
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                               1,374,700         38,450,359
                                                               -----------------
                                                                    178,497,257
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Coach, Inc. 1                                        831,600         42,710,976
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                    355,700         20,185,975
                                                               -----------------
                                                                     62,896,951
--------------------------------------------------------------------------------
CONSUMER STAPLES--7.8%
--------------------------------------------------------------------------------
BEVERAGES--1.8%
Coca-Cola Co. (The)                                2,091,800        110,844,482


                        1 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
BEVERAGES CONTINUED
PepsiCo, Inc.                                      1,694,390   $    115,777,669
                                                               -----------------
                                                                    226,622,151
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Kroger Co. (The)                                   2,017,010         61,155,743
--------------------------------------------------------------------------------
Safeway, Inc.                                      1,257,800         43,368,944
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              1,173,400         55,853,840
                                                               -----------------
                                                                    160,378,527
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.3%
Campbell Soup Co.                                    781,000         31,005,700
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                1,454,700         37,094,850
--------------------------------------------------------------------------------
General Mills, Inc.                                  709,400         43,443,656
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                     792,000         37,683,360
--------------------------------------------------------------------------------
Kellogg Co.                                          632,400         34,136,952
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                           1,703,071         57,631,923
--------------------------------------------------------------------------------
Sara Lee Corp.                                     2,227,800         39,877,620
                                                               -----------------
                                                                    280,874,061
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Colgate-Palmolive Co.                                107,600          7,204,896
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                           665,485         42,291,572
                                                               -----------------
                                                                     49,496,468
--------------------------------------------------------------------------------
TOBACCO--2.0%
Altria Group, Inc.                                 3,389,500        240,993,450
--------------------------------------------------------------------------------
ENERGY--12.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Halliburton Co.                                    1,612,702         57,976,637
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                       506,000         47,791,700
--------------------------------------------------------------------------------
Schlumberger Ltd.                                  1,163,600         90,609,532
                                                               -----------------
                                                                    196,377,869
--------------------------------------------------------------------------------
OIL & GAS--10.9%
Anadarko Petroleum Corp.                             918,600         45,608,490
--------------------------------------------------------------------------------
Apache Corp.                                         584,300         47,182,225
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                            1,015,300         35,393,358
--------------------------------------------------------------------------------
Chevron Corp.                                      3,807,960        310,310,660
--------------------------------------------------------------------------------
ConocoPhillips                                       683,396         52,915,352
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  7,385,796        614,276,653
--------------------------------------------------------------------------------
Kinder Morgan Management LLC 1                             1                 31
--------------------------------------------------------------------------------
Marathon Oil Corp.                                   687,900         85,168,899
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                         1,581,200         86,918,564
--------------------------------------------------------------------------------
Valero Energy Corp.                                  932,100         69,553,302
                                                               -----------------
                                                                  1,347,327,534
--------------------------------------------------------------------------------
FINANCIALS--17.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.1%
Ameriprise Financial, Inc.                           852,000         53,548,200
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                   1,268,900         51,466,584
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                      396,500         91,520,130
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                            945,800         87,704,034


                        2 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
Morgan Stanley                                     1,132,938   $     96,345,048
                                                               -----------------
                                                                    380,583,996
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.2%
Fifth Third Bancorp                                  774,700         32,816,292
--------------------------------------------------------------------------------
National City Corp.                                  382,300         13,223,757
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                    47,200          3,483,360
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                 583,300         52,082,857
--------------------------------------------------------------------------------
U.S. Bancorp                                       1,842,470         63,712,613
--------------------------------------------------------------------------------
Wachovia Corp.                                     1,933,210        104,760,650
--------------------------------------------------------------------------------
Wells Fargo & Co.                                  3,639,020        131,332,232
                                                               -----------------
                                                                    401,411,761
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.6%
Bank of America Corp.                              4,685,139        237,583,399
--------------------------------------------------------------------------------
CIT Group, Inc.                                      278,800         16,708,484
--------------------------------------------------------------------------------
Citigroup, Inc.                                    2,346,946        127,885,088
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                               3,674,596        190,454,311
                                                               -----------------
                                                                    572,631,282
--------------------------------------------------------------------------------
INSURANCE--4.9%
ACE Ltd.                                              93,000          5,726,010
--------------------------------------------------------------------------------
Allstate Corp.                                     1,242,500         76,413,750
--------------------------------------------------------------------------------
American International Group, Inc.                 2,273,705        164,479,820
--------------------------------------------------------------------------------
Chubb Corp.                                          963,600         52,872,732
--------------------------------------------------------------------------------
CNA Financial Corp.                                  273,700         13,909,434
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                    1,364,700         49,265,670
--------------------------------------------------------------------------------
Loews Corp.                                          482,500         24,621,975
--------------------------------------------------------------------------------
MetLife, Inc.                                        474,200         32,245,600
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                875,900         53,254,720
--------------------------------------------------------------------------------
Prudential Financial, Inc.                           266,400         27,178,128
--------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                         1,174,100         63,600,997
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                               439,000         35,804,840
                                                               -----------------
                                                                    599,373,676
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc.                      105,000          6,199,200
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Countrywide Financial Corp.                          153,653          5,983,248
--------------------------------------------------------------------------------
Fannie Mae                                         1,107,900         70,816,968
--------------------------------------------------------------------------------
Freddie Mac                                          757,942         50,622,946
--------------------------------------------------------------------------------
Washington Mutual, Inc.                            1,643,200         71,840,704
                                                               -----------------
                                                                    199,263,866
--------------------------------------------------------------------------------
HEALTH CARE--13.6%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.4%
Amgen, Inc. 1                                      1,006,900         56,718,677
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Medtronic, Inc.                                    1,003,300         53,345,461
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                              507,100         44,655,226
                                                               -----------------
                                                                     98,000,687


                        3 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.2%
Aetna, Inc.                                        1,445,600   $     76,515,608
--------------------------------------------------------------------------------
CIGNA Corp.                                          305,800         51,261,254
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                              181,900         18,571,990
--------------------------------------------------------------------------------
McKesson Corp.                                       952,600         60,137,638
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                       786,500         61,158,240
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                           3,685,994        201,881,891
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                  2,111,572        171,903,077
                                                               -----------------
                                                                    641,429,698
--------------------------------------------------------------------------------
PHARMACEUTICALS--7.2%
Abbott Laboratories                                1,240,300         69,890,905
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                           1,614,100         48,923,371
--------------------------------------------------------------------------------
Eli Lilly & Co.                                    1,009,300         59,165,166
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                        1,103,000         55,933,130
--------------------------------------------------------------------------------
Johnson & Johnson                                  3,154,844        199,606,980
--------------------------------------------------------------------------------
Merck & Co., Inc.                                  2,459,350        128,992,908
--------------------------------------------------------------------------------
Pfizer, Inc.                                      10,099,045        277,622,747
--------------------------------------------------------------------------------
Schering-Plough Corp.                              1,517,300         49,676,402
                                                               -----------------
                                                                    889,811,609
--------------------------------------------------------------------------------
INDUSTRIALS--8.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
Boeing Co.                                           688,800         69,286,392
--------------------------------------------------------------------------------
General Dynamics Corp.                               780,800         62,651,392
--------------------------------------------------------------------------------
Honeywell International, Inc.                      1,439,500         83,361,445
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                800,500         78,529,050
--------------------------------------------------------------------------------
Northrop Grumman Corp.                               906,600         68,548,026
--------------------------------------------------------------------------------
Precision Castparts Corp.                            316,400         37,828,784
--------------------------------------------------------------------------------
Raytheon Co.                                       1,317,500         73,253,000
--------------------------------------------------------------------------------
United Technologies Corp.                          1,036,500         73,125,075
                                                               -----------------
                                                                    546,583,164
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
United Parcel Service, Inc., Cl. B                   661,400         47,600,958
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
3M Co.                                               551,600         48,518,736
--------------------------------------------------------------------------------
General Electric Co.                               5,543,400        208,320,972
--------------------------------------------------------------------------------
Tyco International Ltd.                            2,321,200         77,435,232
                                                               -----------------
                                                                    334,274,940
--------------------------------------------------------------------------------
MACHINERY--0.4%
Eaton Corp.                                          502,700         47,123,098
--------------------------------------------------------------------------------
ROAD & RAIL--0.3%
CSX Corp.                                            913,200         41,495,808
--------------------------------------------------------------------------------
Laidlaw International, Inc.                           59,900          2,054,570
                                                               -----------------
                                                                     43,550,378
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.6%
Cisco Systems, Inc. 1                             10,983,300        295,670,436
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                           1,289,574         31,478,501


                        4 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
--------------------------------------------------------------------------------
Motorola, Inc.                                     2,556,800   $     46,508,192
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                     1,717,475         73,765,551
                                                               -----------------
                                                                    447,422,680
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.1%
Apple, Inc. 1                                      1,485,900        180,626,004
--------------------------------------------------------------------------------
Dell, Inc. 1                                       3,310,500         88,953,135
--------------------------------------------------------------------------------
EMC Corp. 1                                        3,538,100         59,758,509
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                5,118,000        233,943,780
--------------------------------------------------------------------------------
International Business Machines Corp.              2,838,500        302,584,100
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                           3,073,200         15,673,320
                                                               -----------------
                                                                    881,538,848
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies, Inc. 1                       1,181,500         45,097,855
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.4%
Google, Inc., Cl. A 1                                355,900        177,149,225
--------------------------------------------------------------------------------
IT SERVICES--2.2%
Accenture Ltd., Cl. A                                773,300         31,658,902
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                    1,013,000         50,346,100
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                      1,904,200         54,860,002
--------------------------------------------------------------------------------
First Data Corp.                                   2,505,800         81,939,660
--------------------------------------------------------------------------------
MasterCard, Inc., Cl. A 2                            232,100         34,710,555
--------------------------------------------------------------------------------
Western Union Co.                                    559,200         12,554,040
                                                               -----------------
                                                                    266,069,259
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Xerox Corp. 1                                      3,535,900         66,722,433
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
Analog Devices, Inc.                               1,189,700         43,079,037
--------------------------------------------------------------------------------
Applied Materials, Inc.                            2,172,500         41,494,750
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                     190,900         10,495,682
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                    526,500         32,000,670
--------------------------------------------------------------------------------
Texas Instruments, Inc.                            1,176,200         41,590,432
                                                               -----------------
                                                                    168,660,571
--------------------------------------------------------------------------------
SOFTWARE--4.7%
Adobe Systems, Inc. 1                                487,200         21,475,776
--------------------------------------------------------------------------------
CA, Inc.                                             524,400         13,912,332
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                              572,000         27,953,640
--------------------------------------------------------------------------------
Microsoft Corp.                                   13,132,554        402,775,431
--------------------------------------------------------------------------------
Oracle Corp. 1                                     4,632,600         89,779,788
--------------------------------------------------------------------------------
Symantec Corp. 1                                     870,800         17,407,292
                                                               -----------------
                                                                    573,304,259
--------------------------------------------------------------------------------
MATERIALS--2.8%
--------------------------------------------------------------------------------
CHEMICALS--0.9%
Dow Chemical Co. (The)                             1,295,900         58,807,942
--------------------------------------------------------------------------------
PPG Industries, Inc.                                 333,000         25,371,270


                        5 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
CHEMICALS CONTINUED
Rohm & Haas Co.                                      398,230   $     21,110,172
                                                               -----------------
                                                                    105,289,384
--------------------------------------------------------------------------------
METALS & MINING--1.6%
Freeport-McMoRan Copper & Gold, Inc., Cl. B          635,187         49,989,217
--------------------------------------------------------------------------------
Nucor Corp.                                          803,800         54,288,652
--------------------------------------------------------------------------------
Southern Copper Corp. 2                              427,400         37,901,832
--------------------------------------------------------------------------------
United States Steel Corp.                            487,500         55,165,500
                                                               -----------------
                                                                    197,345,201
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
International Paper Co.                            1,008,000         39,483,360
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
AT&T, Inc.                                         1,634,991         67,590,528
--------------------------------------------------------------------------------
Qwest Communications International, Inc. 1         3,633,800         37,391,802
--------------------------------------------------------------------------------
Verizon Communications, Inc.                       3,175,500        138,229,515
                                                               -----------------
                                                                    243,211,845
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Alltel Corp.                                         659,300         45,175,236
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                3,559,431         81,332,998
                                                               -----------------
                                                                    126,508,234
--------------------------------------------------------------------------------
UTILITIES--2.0%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
American Electric Power Co., Inc.                     95,700          4,558,191
--------------------------------------------------------------------------------
Duke Energy Corp.                                  2,835,100         55,397,854
--------------------------------------------------------------------------------
Edison International, Inc.                           735,200         42,840,104
--------------------------------------------------------------------------------
Exelon Corp.                                         275,000         21,450,000
--------------------------------------------------------------------------------
FirstEnergy Corp.                                     78,300          5,420,709
--------------------------------------------------------------------------------
Progress Energy, Inc.                                458,000         22,941,220
--------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value
Obligation 1,3                                       680,100            224,433
                                                               -----------------
                                                                    152,832,511
--------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Constellation Energy Group, Inc.                     184,200         16,904,034
--------------------------------------------------------------------------------
Mirant Corp. 1                                       130,400          6,050,560
                                                               -----------------
                                                                     22,954,594
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
PG&E Corp.                                           882,100         43,452,246
--------------------------------------------------------------------------------
Sempra Energy                                        517,200         31,714,701
                                                               -----------------
                                                                     75,166,947
                                                               -----------------
Total Common Stocks (Cost $9,321,476,743)                        12,270,485,322

-------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization
Preferred Shares 1  (Cost $0)                        100,000                150

                                                       UNITS
-------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1               485,800            131,166


                        6 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       UNITS              VALUE
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES CONTINUED
--------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts.,
Exp. 12/10/07 1                                       68,554   $         12,340
                                                               -----------------
Total Rights, Warrants and Certificates
(Cost $0)                                                               143,506

                                                      SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.5%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.29% 4,5 (Cost $60,291,087)               60,291,087         60,291,087
--------------------------------------------------------------------------------

Total Investments, at Value (excluding
Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $9,381,767,830)                    12,330,920,065
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.6% 6
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
Undivided interest of 0.84% in joint
repurchase agreement (Principal Amount/Value
$3,500,000,000, with a maturity value of
$3,500,518,438) with Bank of America NA,
5.3325%, dated 5/31/07, to be repurchased at
$29,237,001 on 6/1/07, collateralized by U.S.
Agency Mortgages, 5%, 4/1/35-5/1/35, with a
value of $3,570,000,000                         $ 29,232,671         29,232,671
--------------------------------------------------------------------------------
Undivided interest of 1.73% in joint
repurchase agreement (Principal Amount/Value
$1,500,000,000 with a maturity value of
$1,500,223,021) with Barclays Capital,
5.3525%, dated 5/31/07, to be repurchased at
$26,003,866 on 6/1/07, collateralized by
Private Label CMOs, 0%, 1/25/11-5/25/47, with
a value of $1,575,000,000                         26,000,000         26,000,000
--------------------------------------------------------------------------------
Undivided interest of 1.88% in joint
repurchase agreement (Principal Amount/Value
$400,000,000, with a maturity value of
$400,059,472) with Countrywide Securities
Corp., 5.3525%, dated 5/31/07, to be
repurchased at $7,501,115 on 6/1/07,
collateralized by AAA Asset-Backed Securities,
0%-6%, 5/25/20-7/25/37, with a value of
$420,000,000                                       7,500,000          7,500,000
--------------------------------------------------------------------------------
Undivided interest of 2% in joint repurchase
agreement (Principal Amount/Value
$500,000,000, with a maturity value of
$500,074,340) with Credit Suisse First Boston
LLC, 5.3525%, dated 5/31/07, to be repurchased
at $10,001,487 on 6/1/07, collateralized by
Private Label CMOs, 4.25%-6%,
8/25/35-1/25/36, with a value of
$525,000,216                                      10,000,000         10,000,000
                                                               -----------------
Total Investments Purchased with Cash
Collateral from Securities Loaned
(Cost$72,732,671)                                                    72,732,671

--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $9,454,500,501)                                  100.4%    12,403,652,736
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.4)       (55,185,452)

                                                --------------------------------
NET ASSETS                                             100.0%  $ 12,348,467,284
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of May 31, 2007 was $224,433, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.


                        7 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007 by virtue of the Fund, owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                          SHARES           GROSS           GROSS         SHARES
                 AUGUST 31, 2006       ADDITIONS      REDUCTIONS   MAY 31, 2007
-------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E                   --   1,124,120,784   1,063,829,697     60,291,087

                                                                       DIVIDEND
                                                           VALUE         INCOME
-------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E                                        $  60,291,087   $  2,115,994

5. Rate shown is the 7-day yield as of May 31, 2007.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                        8 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of May 31, 2007, the Fund had no outstanding foreign currency contracts.

ILLIQUID SECURITIES

As of May 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of May 31, 2007, the Fund had on loan securities valued at $72,612,149, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at


                        9 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

value" and, when applicable, as "Receivable for Investments sold." Collateral of $72,732,671 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                 $  9,569,320,573
                                                               =================

Gross unrealized appreciation                                  $  2,851,769,870
Gross unrealized depreciation                                       (17,437,707)
                                                               -----------------
Net unrealized appreciation                                    $  2,834,332,163
                                                               =================


                        10 | OPPENHEIMER MAIN STREET FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Funds, Inc.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: July 12, 2007